Trade Accounts Receivable - Schedule of Trade Accounts Receivables by Aging Category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aging list:
Trade accounts receivables	R$ 14,852	R$ 10,225
Current [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	11,975	8,844
Due up to 30 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	1,651	747
Due from 30 to 60 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	272	161
Due from 60 to 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	365	324
Overdue over 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	R$ 589	R$ 149